Equity Awards and Warrants - Assumptions used in Estimating Fair Value (Details) - Level 3 Inputs	May 31, 2023 $ / shares Y	May 05, 2023 $ / shares Y	Apr. 28, 2023 Y $ / shares	Jun. 24, 2022 $ / shares Y
Grant Date Fair Value | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	0.52			0.44
Grant Date Fair Value | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	0.26
Grant Date Fair Value | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares			0.29
Grant Date Fair Value | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares		0.27
Grant Date Fair Value | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	0.52			0.44
Grant Date Fair Value | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	0.52			0.42
Grant Date Fair Value | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	0.32			0.35
Risk free rate | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0316			0.0313
Risk free rate | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0364
Risk free rate | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0344
Risk free rate | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0344
Risk free rate | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0334			0.0317
Risk free rate | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0331			0.0306
Risk free rate | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0418			0.0368
Expected term (in years) | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y	9.82			10.00
Expected term (in years) | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y	10.00
Expected term (in years) | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			10.00
Expected term (in years) | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y		10.00
Expected term (in years) | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y	4.46			4.65
Expected term (in years) | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y	4.88			5.00
Expected term (in years) | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y	4.76			5.00
Stock price volatility | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.9587			0.9599
Stock price volatility | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.9790
Stock price volatility | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.9822
Stock price volatility | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.9790
Stock price volatility | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.1729			1.1020
Stock price volatility | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.1359			1.0949
Stock price volatility | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.2667			1.2436
Expected dividend yield | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000			0.0000
Expected dividend yield | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000
Expected dividend yield | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000
Expected dividend yield | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0000
Expected dividend yield | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000			0.0000
Expected dividend yield | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000			0.0000
Expected dividend yield | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000			0.0000